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                                                        RIVERSOURCE [LOGO](SM)
                                                             INVESTMENTS

                    PROSPECTUS SUPPLEMENT - JAN. 26, 2007*

RIVERSOURCE INCOME BUILDER SERIES (JULY 28, 2006)                   S-6394-99 C

The "Principal Investment Strategies" section has been revised as follows:

The Funds are non-diversified. The Funds are intended for investors who have an objective of achieving a high level of current income and growth of capital, but prefer to have their investment decisions managed by professional money managers. Each Fund is a "fund of funds" and seeks to achieve its objective by investing in a combination of underlying funds for which RiverSource Investments, LLC (RiverSource Investments or the investment manager) or an affiliate acts as investment manager or principal underwriter. RiverSource Investments is the investment manager for each of the Funds. By investing in several different underlying funds, the Funds seek to minimize the risks inherent in investing in a single fund.

The investment management process for each Fund is similar: The investment manager will allocate each Fund's assets within and across different asset classes, potentially including an allocation to alternative investment strategies, in an effort to achieve the Fund's objective of providing a high level of current income and growth of capital. Each Fund's allocation is expected to be different based on its different risk profile, as discussed under "Objective." After the initial allocation, the Fund will be rebalanced monthly using quantitative techniques, with a qualitative review, that seek to maximize the level of income and capital growth, incorporating various measures of relative value subject to constraints that set minimum or maximum exposure within asset classes, as set forth in Table 1, and between asset classes, as set forth in Table 2.

INVESTMENT CATEGORY ALLOCATION. Within the equity and fixed income asset classes, the quantitative model establishes allocations for the Funds, seeking to achieve each Fund's objective by investing in defined investment categories. Fixed income investment categories include: treasury inflation protected securities, mortgages, core plus (primarily domestic investment grade bonds), high yield bonds, high yield loans, international bonds and emerging markets bonds. The investment manager also may allocate assets to money market (cash) or alternative investment strategy funds. Equity investment categories include: U.S. large cap value, U.S. small and mid cap, international equities and real estate. The target allocation range constraints set forth in Table 1 are intended to promote diversification within the asset classes, and the quantitative model takes into account factors such as style, sector, market capitalization, geographic location, credit quality, interest rate risk, and yield potential. Proposed allocation shifts are reviewed and approved by the investment manager as part of its qualitative review.

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S-6394-2 A (1/07)
*Valid until next update
Destroy July 30, 2007
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
                                        TABLE 1. INVESTMENT CATEGORY RANGES BY FUND

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    ASSET CLASS          INVESTMENT           ELIGIBLE UNDERLYING FUND*                 INCOME BUILDER FUNDS
(TARGET RANGES SET        CATEGORY                                            (TARGET ALLOCATION RANGE - UNDER NORMAL
 FORTH IN TABLE 2)                                                                      MARKET CONDITIONS)**
                                                                        ---------------------------------------------------
                                                                         BASIC INCOME    MODERATE INCOME   ENHANCED INCOME
                                                                             FUND              FUND              FUND
---------------------------------------------------------------------------------------------------------------------------
EQUITY              U.S. Large Cap Value    RiverSource Dividend             0-30%             0-35%             0-40%
                                            Opportunity Fund
                                           --------------------------------------------------------------------------------
                                            RiverSource Disciplined          0-30%             0-35%             0-40%
                                            Equity Fund
                   --------------------------------------------------------------------------------------------------------
                    U.S. Small/Mid Cap      RiverSource Disciplined Small    0-30%             0-35%             0-40%
                                            and Mid Cap Value Fund
                                           --------------------------------------------------------------------------------
                                            RiverSource Disciplined Small    0-30%             0-35%             0-40%
                                            Cap Value Fund
                   --------------------------------------------------------------------------------------------------------
                    International Equities  RiverSource Disciplined          0-10%             0-15%             0-20%
                                            International Equity Fund
                   --------------------------------------------------------------------------------------------------------
                    Real Estate             RiverSource Real Estate Fund     0-30%             0-35%             0-40%
---------------------------------------------------------------------------------------------------------------------------
FIXED INCOME        TIPS                    RiverSource Inflation Protected  0-40%             0-40%             0-40%
                                            Securities Fund
                   --------------------------------------------------------------------------------------------------------
                    Mortgages               RiverSource U.S. Government      0-40%             0-40%             0-40%
                                            Mortgage Fund
                   --------------------------------------------------------------------------------------------------------
                    Core Plus               RiverSource Diversified Bond     0-40%             0-40%             0-40%
                                            Fund
                   --------------------------------------------------------------------------------------------------------
                    High Yield Bonds        RiverSource High Yield           0-15%             0-30%             0-35%
                                            Bond Fund
                                           --------------------------------------------------------------------------------
                                            RiverSource Income               0-15%             0-30%             0-35%
                                            Opportunities Fund
                   --------------------------------------------------------------------------------------------------------
                    High Yield Loans        RiverSource Floating             0-15%             0-20%             0-20%
                                            Rate Fund
                   --------------------------------------------------------------------------------------------------------
                    International Bonds     RiverSource Global               0-10%             0-15%             0-20%
                                            Bond Fund
                   --------------------------------------------------------------------------------------------------------
                    Emerging Markets Bond   RiverSource Emerging Markets     0-15%             0-30%             0-35%
                                            Bond Fund
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CASH                Cash                    RiverSource Cash Management      5-15%             0-10%              0-5%
                                            Fund
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ALTERNATIVE INVESTMENT STRATEGIES           RiverSource Absolute Return       0-5%             0-10%             0-15%
                                            Currency and Income Fund
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*    A summary of the principal investment strategies of each eligible underlying fund is set forth in Appendix A. A description of the principal risks associated with these underlying funds is included in
     Appendix B. Additional information regarding the underlying funds may be found in the Statement of Additional Information. Additional underlying funds may be added in the future either in addition to, or to replace, current underlying funds in an investment category.

** Market appreciation or depreciation may cause each Fund to be temporarily outside the ranges identified in the table. The investment manager may modify the target allocation ranges only upon approval of the Fund's
     Board of Directors.

ASSET CLASS ALLOCATION. In addition to maintaining investment category ranges within each asset class as set forth in Table 1, the investment manager will maintain each Fund's overall asset mix: fixed income, equity, cash, and alternative investments. The target allocation range constraints set forth in Table 2 are intended to promote diversification between the asset classes, and are incorporated into the broader allocation process discussed above, in an effort to achieve the Fund's objective of providing a high level of current income and growth of capital, while maintaining proper diversification consistent with the Fund's risk profile.

                      TABLE 2. ASSET CLASS RANGES BY FUND

                                               ASSET CLASS
----------------------------------------------------------------------------------
                       (TARGET ALLOCATION RANGE - UNDER NORMAL MARKET CONDITIONS)*
----------------------------------------------------------------------------------
                                                                 ALTERNATIVE
                                                                  INVESTMENT
FUND                        EQUITY     FIXED INCOME     CASH       STRATEGY
Basic Income Fund           10-30%        55-85%        5-15%         0-5%
Moderate Income Fund        10-35%        55-90%        0-10%        0-10%
Enhanced Income Fund        10-40%        60-90%         0-5%        0-15%

* Market appreciation or depreciation may cause each Fund to be temporarily outside the ranges identified in the table. The investment manager may modify the target allocation ranges only upon approval of the Fund's
     Board of Directors.

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The following information has been added to Appendix A:

APPENDIX A

UNDERLYING FUNDS -- INVESTMENT OBJECTIVES AND STRATEGIES

The following is a brief description of the investment objectives and strategies of the underlying funds. RiverSource Investments may add new underlying funds for investment or change underlying funds without the approval of shareholders. Additional information regarding the underlying funds is available in the applicable fund's prospectus and statement of additional information. This prospectus is not an offer for any of the underlying funds. For a copy of a prospectus of the underlying fund, which contains this and other information, call (888) 791-3380 or visit our website at www.riversource.com/funds. Read the prospectus carefully before you invest.

UNDERLYING FUNDS                      INVESTMENT OBJECTIVES AND STRATEGIES

EQUITY FUNDS

RiverSource(SM) Disciplined Small     The Fund seeks to provide shareholders with long-term
and Mid Cap Equity Fund               capital growth. Under normal market conditions, at least 80%
                                      of the Fund's net assets are invested in equity securities of companies with market capitalizations of up to $5 billion or that fall within the range of companies that comprise the
                                      Russell 2500(TM) Index at the time of investment. The market capitalization range and composition of the Index is subject to change.

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FIXED INCOME FUNDS

RiverSource(SM) Income                The Fund seeks to provide shareholders with a high total
Opportunities Fund                    return through current income and capital appreciation.
                                      Under normal market conditions, the Fund's assets are
                                      invested primarily in income-producing debt securities, with an emphasis on the higher rated segment of the high-yield
                                      (junk bond) market. The Fund will purchase only securities rated B or above, or unrated securities believed to be of
                                      the same quality. If a security falls below a B rating, the
                                      Fund may continue to hold the security.

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

Appendix B has been revised to include the applicable risks associated with the two new underlying funds:

APPENDIX B

UNDERLYING FUNDS -- RISKS
The following is a brief description of principal risks associated with the underlying funds in which the Funds invest. Additional information regarding the principal risks for the underlying funds is available in the applicable underlying fund's prospectus and Statement of Additional Information. This prospectus is not an offer for any of the underlying funds.

ACTIVE MANAGEMENT RISK (DISCIPLINED SMALL AND MID CAP EQUITY FUND AND INCOME OPPORTUNITIES FUND). The underlying funds are actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the underlying funds' investment objectives. Due to its active management, the underlying funds could underperform other mutual funds with similar investment objectives.

CREDIT RISK (INCOME OPPORTUNITIES FUND). Credit risk is the risk that the borrower of a loan or the issuer of another debt security will default or otherwise become unable or unwilling to honor a financial obligation, such as payments due on a loan. Rating agencies assign credit ratings to certain loans and other debt securities to indicate their credit risk. The price of a loan or other debt security generally will fall if the borrower or the issuer defaults on its obligation to pay principal or interest, the rating agencies downgrade the borrower's or the issuer's credit rating or other news affects the market's perception of the borrower's or the issuer's credit risk. If the borrower of a floating rate loan declares or is declared bankrupt, there may be a delay before the underlying fund can act on the collateral securing the loan, which may adversely affect the underlying fund. Further, there is a risk that a court could take action with respect to a floating rate loan adverse to the holders of the loan, such as invalidating the loan, the lien on the collateral, the priority status of the loan or ordering the refund of interest previously paid by the borrower. Any such actions by a court could adversely affect the underlying fund's performance. If the underlying fund purchases unrated loans or other debt securities, or if the rating of a loan or security is reduced after purchase, the underlying fund will depend on the investment manager's analysis of credit risk more heavily than usual. Non-investment

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grade loans or securities, commonly called "high-yield" or "junk," may react more to perceived changes in the ability of the borrower or issuing company to pay interest and principal when due than to changes in interest rates. Non-investment grade loans or securities have greater price fluctuations and are more likely to experience a default than investment grade loans or securities. A default or expected default of a floating rate loan could also make it difficult for the underlying fund to sell the loans at prices approximating the value previously placed on them.

INTEREST RATE RISK (INCOME OPPORTUNITIES FUND). The securities in the underlying fund's portfolio are subject to the risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with fixed income securities in the underlying fund's portfolio: when interest rates rise, the prices of fixed income securities generally fall. In general, the longer the maturity or duration of a fixed income security, the greater its sensitivity to changes in interest rates. Securities with floating interest rates can be less sensitive to interest rate changes, but may decline in value if their interest rates do not rise as much as interest rates in general. Because rates on certain floating rate loans and other debt securities reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause fluctuations in the underlying fund's net asset value. Interest rate changes also may increase prepayments of debt obligations, which in turn would increase prepayment risk.

ISSUER RISK (DISCIPLINED SMALL AND MID CAP EQUITY FUND AND INCOME OPPORTUNITIES FUND). An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors.

LIQUIDITY RISK (INCOME OPPORTUNITIES FUND). The risk associated from a lack of marketability of securities which may make it difficult or impossible to sell at desirable prices in order to minimize loss. The underlying funds may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity. Floating rate loans generally are subject to legal or contractual restrictions on resale. Floating rate loans also may trade infrequently on the secondary market. The value of the loan to the underlying fund may be impaired in the event that the underlying fund needs to liquidate such loans. Other debt securities in which the underlying fund invests may be traded in the over-the-counter market rather than on an organized exchange and therefore may be more difficult to purchase or sell at a fair price. The inability to purchase or sell floating rate loans and other debt securities at a fair price may have a negative impact on the underlying fund's performance.

MARKET RISK (DISCIPLINED SMALL AND MID CAP EQUITY FUND AND INCOME OPPORTUNITIES FUND). The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market. The market value of floating rate loans and securities may fluctuate, sometimes rapidly and unpredictably.

PREPAYMENT AND EXTENSION RISK (INCOME OPPORTUNITIES FUND). The risk that a loan, bond or other security might be called, or otherwise converted, prepaid or redeemed, before maturity. This risk is primarily associated with asset-backed securities, including mortgage backed securities and floating rate loans. If a loan or security is converted, prepaid, or redeemed, before maturity, particularly during a time of declining interest rates or declining spreads, the portfolio managers may not be able to reinvest in securities or loans providing as high a level of income, resulting in reduced yield to the underlying fund. Conversely, as interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the underlying fund's investments are locked in at a lower rate for a longer period of time.

SMALL AND MID-SIZED COMPANY RISK (DISCIPLINED SMALL AND MID CAP EQUITY FUND). Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, experience and competitive strengths of larger companies. Additionally, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.

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